Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Select Satellite Funds

Class A, Class C, Institutional, Class IR and Class R Shares of

Goldman Sachs Dynamic Commodity Strategy Fund

Supplement dated June 2, 2015 to the

Prospectus and Summary Prospectus, each dated April 30, 2015

Reducing the seed capital in the Fund may prevent the Fund from pursuing its investment objective, may restrict the Fund's activities and may prevent the Fund from retaining enough capital to engage in certain investment strategies, which could have a negative impact on the Fund's performance. In addition, if Goldman or its affiliates reduce their interest in the Fund, the Fund may be subject to transaction costs, losses and adverse tax consequences, among other things. Risks related to Large Shareholder Redemptions are more fully described in the Fund's Prospectus.

Goldman Sachs Dynamic Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Select Satellite Funds

Class A, Class C, Institutional, Class IR and Class R Shares of

Goldman Sachs Dynamic Commodity Strategy Fund

Supplement dated June 2, 2015 to the

Prospectus and Summary Prospectus, each dated April 30, 2015

Reducing the seed capital in the Fund may prevent the Fund from pursuing its investment objective, may restrict the Fund's activities and may prevent the Fund from retaining enough capital to engage in certain investment strategies, which could have a negative impact on the Fund's performance. In addition, if Goldman or its affiliates reduce their interest in the Fund, the Fund may be subject to transaction costs, losses and adverse tax consequences, among other things. Risks related to Large Shareholder Redemptions are more fully described in the Fund's Prospectus.